Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Principal Accounting Policies
Schedule of restricted cash balance

As of December 31, 2023 and 2024, the Group had a restricted cash balance approximately RMB2.8 billion and RMB3.1 billion, respectively, comprising as follows (in millions):

	December 31,	December 31,
	2023	2024
	RMB	RMB
Customer deposit of NetEase Pay accounts	2,664.1	2,989.7
Others	113.7	101.9
Total	2,777.8	3,091.6

Schedule of movements of the allowance for expected credit losses

The following table sets out the movements of the allowance for expected credit losses for the years ended December 31, 2022, 2023 and 2024 (in thousands):

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Balance at the beginning of year	369,982	403,360	448,562
Provisions	61,393	61,146	256,039
Write-offs	(28,015)	(15,944)	(15,173)
Balance at the end of year	403,360	448,562	689,428

Schedule of property, equipment and software useful lives

Building	20-30 years
Decoration	5 years
Leasehold improvements	lesser of the term of the lease and the estimated useful lives of the assets
Furniture, fixtures, office and other equipment	3-20 years
Vehicles	5 years
Servers and computers	3-5 years
Software	3 years

Schedule of intangible assets and its estimated useful life

License right	over the license period
Technology	7-10 years
Trademark	10 years